S-K 1603(a) SPAC Sponsor - Spring Valley Acquisition III Sponsor, LLC	Feb. 24, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Spring Valley Acquisition III Sponsor, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Spring Valley Acquisition III Sponsor, LLC is a Delaware limited liability company, which we refer to in this proxy statement/prospectus as the “Sponsor.” Other than its investment in Spring Valley and its work on behalf of Spring Valley, the Sponsor is not engaged in any business.